Income Taxes - Disclosure of Income Taxes Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
(Loss) before income taxes	$ (131,939)	$ (14,816)
Applicable tax rate	26.50%	26.50%	26.50%
Tax expense calculated using statutory rates	$ (34,964)	$ (3,926)
Expenses not deductible (earnings not taxable)	(2,520)	4,656
Change in tax benefits not recognized	37,484	(934)
Current and deferred mining taxes	(3,181)	4,322
Income tax expenses	(3,181)	4,118
Current income taxes expenses	(7)	1,148
Deferred tax expense	$ (3,174)	$ 2,970